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J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4897
neil.mcmurdie@us.ing.com

December 21, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

BY EDGARLINK

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account B
Prospectus Title: Group Variable Annuity Contracts for Employer-Sponsored Deferred
Compensation Plans
File Nos.: 033-75996* and 811-02512
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company and its Variable Annuity Account B, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

  The form of Statement of Additional Information supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

  The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on December 20, 2012.

If you have any questions regarding this submission, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie

*

Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statements: 033-88722, 002-52448 and the individual deferred compensation contracts covered by Registration Statement No. 033-76000.

Windsor Site	ING North America Insurance Corporation
One Orange Way, C2N
Windsor, CT 06095-4774